TAX (Tables)	12 Months Ended
Dec. 31, 2020
TAX [abstract]
Schedule of analysis of tax expense in the Group's consolidated statement of profit or loss and other comprehensive income

An analysis of the tax expense in the Group’s consolidated statement of profit or loss and other comprehensive income is as follows:

	2018	2019	2020

Current tax
Provision for PRC enterprise income tax on the estimated taxable profits for the year	18,151	19,054	9,821
Provision for overseas enterprise income tax on the estimated taxable profits for the year	5,043	3,179	2,080
Deferred tax
Temporary differences in the current year	(712)	(130)	(1,950)
Effect of changes in tax rates	-	2,501	-

Income tax expense for the year	22,482	24,604	9,951

Schedule of reconciliation of the PRC statutory corporate income tax rate to effective income tax rate of the Group

A reconciliation of the PRC statutory corporate income tax rate to the effective income tax rate of the Group is as follows:

	2018	2019	2020
	%	%	%

PRC statutory enterprise income tax rate	25.0	25.0	25.0
Effect of different tax rates for overseas subsidiaries	7.0	2.6	4.3
Effect of changes in tax rates	-	2.9	-
Tax credit from the government	(0.8)	(2.6)	(3.3)
Tax reported in equity-accounted entities within China	(0.2)	(0.1)	(0.3)
Tax losses previously not recognized	(0.2)	-	-
Others	(0.9)	0.9	2.8

Group's effective income tax rate	29.9	28.7	28.5

Schedule of movements of deferred tax liabilities net of deferred tax assets

The movements of deferred tax liabilities net of deferred tax assets are as follows:

	2018	2019	2020

Opening Balance	(22,232)	(24,285)	(22,390)
Credit to the profit or loss	(712)	(130)	(1,950)
Changes in tax rates	-	2,501	-
Charge to equity	(190)	(111)	2
Exchange differences	(1,151)	(365)	1,706
Closing Balance	(24,285)	(22,390)	(22,632)

Schedule of principal components of deferred tax balances

Principal components of deferred tax balances are as follows:

	2019	2020

Deferred tax assets
Property, plant and equipment	5,996	6,064
Provision for dismantlement	12,418	12,980
Losses available for offsetting against future taxable profit	19,367	20,157
Fair value of long term borrowings	1,472	1,316
Others	687	1,070

	39,940	41,587

Deferred tax liabilities
Property, plant and equipment	(17,313)	(18,632)
Others	(237)	(323)

	(17,550)	(18,955)

Net deferred tax assets	22,390	22,632
Of which
– deferred tax assets	25,992	27,751
– deferred tax liabilities	(3,602)	(5,119)